Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000121984 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Riverbridge Growth Fund (Investor Class/RIVRX)
Average Annual Return, Percent	0.13%	5.32%	12.01%
C000121983 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Riverbridge Growth Fund (Institutional Class/RIVBX)
Average Annual Return, Percent	0.37%	5.58%	12.26%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	19.36%	15.82%	17.45%